Income Tax and Social Contribution - Schedule of Reconciliation of Income and Social Contribution Tax Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Profit before taxes	R$ 3,661,948	R$ 2,871,897	[1]	R$ 1,514,851	[1]
Income tax and social contribution nominal rate	(1,245,062)	(976,445)		(515,049)
Adjustments to determine the effective rate
Interest in earnings of investees (non-taxable income)	385,097	337,058		338,601
Differences in tax rates on losses of overseas companies	(78,026)	(12,423)		(89,070)
Granted income tax incentive	178,609	48,541		74,416
Share-based payment transactions	19,986	(1,363)		(4,022)
Interest on shareholders' equity	(26,766)	(19,777)		(21,495)
Non-deductible expenses (donations, gifts, etc.)	(16,925)	(14,405)		(52,226)
Tax losses not recorded	(69,335)	(134,401)		(161,992)
Goodwill amortization effect	1,271	1,853		1,853
Tax effects of discounts granted - PERT		218		(4,438)
Other	71,555	10,657		8,621
Income tax and social contribution expense - current and deferred	R$ 779,596	R$ 760,487	[1]	R$ 428,355	[1]
Effective rate	21.29%	26.48%		28.28%

[1]	For details on this restated, see note 24.